SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (14,943,203)	$ (3,763,638)
Net loss to common stock	(14,943,203)	(3,763,638)
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	(11,732,741)	(2,711,247)
Net loss to common stock	$ (11,732,741)	$ (2,711,247)
Weighted average shares outstanding, basic	8,909,750	5,872,877
Weighted average shares outstanding, diluted	8,909,750	5,872,877
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (181,724)	$ (40,669)
Net loss to common stock	$ (181,724)	$ (40,669)
Weighted average shares outstanding, basic	138,000	88,093
Weighted average shares outstanding, diluted	138,000
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)
Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (3,028,738)	$ (1,011,722)
Net loss to common stock	$ (3,028,738)	$ (1,011,722)
Weighted average shares outstanding, basic	2,300,000	2,191,507
Weighted average shares outstanding, diluted	2,300,000	2,191,507
Basic net loss per share	$ (1.32)	$ (0.46)
Diluted net loss per share	$ (1.32)	$ (0.46)